DUE TO FORMER DIRECTOR - RELATED PARTY (Details Narrative) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Former Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties current	$ 27,491	$ 29,759	$ 29,630